Summary of Significant Accounting Policies - Impact of Adoption of ASC 606 on Revenue (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recurring services	$ 480.8	$ 438.2	$ 598.5	$ 558.5	$ 559.3
Professional services and other	65.3	50.2	72.3	64.9	52.3
Total revenue	546.1	488.4	670.8	623.4	611.6
Operating profit (loss)	31.3	16.9	$ 33.0	$ (11.2)	$ (16.3)
Accounting Standards Update 2014-09 [Member]
Recurring services	460.4	419.8
Professional services and other	85.5	72.7
Total revenue	545.9	492.5
Operating profit (loss)	36.9	25.7
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Recurring services	(20.4)	(18.4)
Professional services and other	20.2	22.5
Total revenue	(0.2)	4.1
Operating profit (loss)	$ 5.6	$ 8.8